Stock-based Payments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Fair Value Valuation Assumptions
As the performance-based options contain a market condition, the Company has determined the fair value of these options using a Monte Carlo simulation model, which used the following assumptions:

	2018	2017	2016
Exercise price	$17.00	$17.00	$12.30
Expected term (in years) (1)	1.1 years	1.2 years	1.9 years
Risk-free interest rate (2)	1.9% to 2.0%	0.4% to 1.5%	0.4% to 1.5%
Historical volatility rate	22.3% to 27.1%	25.4% to 29.0%	25.4% to 29.0%
Dividend yield	—%	—%	—%

(1)	The expected term is an average expected term. The expected term assumption is based on an expected liquidity date probability distribution over the course of the next one to two years.

(2)	The rate used for the awards granted in 2018, 2017 and 2016 is based on zero-coupon risk-free rates with a term equal to the expected term. The resulting rates range from 0.4% to 2.0%.
Fair value of time-based options was determined using the Black-Scholes model using the following assumptions:

	2018	2017	2016
Exercise price	$17.00	$17.00	$12.29
Expected option life	6.4 years	5.5 years	6.3 years
Risk-free interest rate	2.8%	2.3%	1.8%
Historical volatility rate	29.0%	26.9%	31.9%
Dividend yield	—%	—%	—%

Summary of Outstanding Time-Based and Performance-Based Stock Options
The tables below summarize the Company’s outstanding performance-based stock options (in millions, except for per share amounts):

	Performance-Based Options
	Number of Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2015	2.4	$10.00	9.4	$4.7
Granted	1.2	12.30
Forfeited	0.0	12.00
Outstanding as of December 31, 2016	3.6	$10.90	8.6	$22.2
Granted	0.1	17.00
Modified (1)	(1.3)	11.06
Forfeited	(0.8)	10.50
Outstanding as of December 31, 2017	1.6	$11.23	7.8	$9.5
Granted	0.1	17.00
Forfeited	(0.2)	11.98
Outstanding as of December 31, 2018 (2)	1.5	$11.48	6.9	$4.5
Exercisable as of December 31, 2018, 2017 and 2016	—	$—	—	$—
(1) As discussed above, 1.3 million shares were converted to time-based options during December 2017.
(2) During 2018, the Company modified all outstanding performance-based options to include an additional market-based condition.
The tables below summarize the Company’s outstanding time-based stock options (in millions, except for per share amounts):

	Time-Based Options
	Number of Options	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2015	1.6	$10.00	9.4	$3.3
Granted	0.6	12.29
Forfeited	0.0	12.00
Outstanding as of December 31, 2016	2.2	$10.65	8.6	$14.2
Granted	0.1	17.00
Granted through modification	1.3	11.06
Exercised	0.0	12.00
Forfeited	(0.1)	11.79
Outstanding as of December 31, 2017	3.5	$10.88	8.5	$13.8
Granted	0.2	17.00
Exercised	(0.3)	10.19
Forfeited	(0.1)	12.58
Outstanding as of December 31, 2018	3.3	$11.23	6.8	$11.8
Exercisable as of December 31, 2018	1.9	$10.35	6.6	$7.6

Summary of Outstanding RSU's
The following table summarizes the Company’s outstanding RSUs (in millions, except for per share amounts):

	Co-Investment RSUs		Time-Based RSUs		Performance-Based RSUs
	Number of RSUs	Weighted Average Fair Value per Share	Number of RSUs	Weighted Average Fair Value per Share	Number of RSUs	Weighted Average Fair Value per Share
Unvested as of December 31, 2015	0.5	$10.00	1.2	$11.40	2.5	$1.50
Granted (1)	0.3	12.29	7.1	13.60	—	—
Vested	—	—	(0.7)	12.00	—	—
Forfeited	0.0	12.00	—	12.00	—	—
Unvested as of December 31, 2016	0.8	$10.90	7.6	$13.36	2.5	$1.50
Granted	0.1	17.00	0.5	17.00	—	—
Vested	(0.1)	12.00	(0.9)	11.81	—	—
Forfeited	(0.1)	12.00	(0.2)	12.16	—	—
Unvested as of December 31, 2017	0.7	$11.28	7.0	$13.48	2.5	$1.50
Granted	0.1	17.00	0.7	17.09	0.2	3.18
Granted through modification	—	—	1.8	18.08	0.9	17.29
Vested	(0.1)	10.32	(1.6)	14.63	(0.2)	17.29
Modified	—	—	—	—	(2.7)	1.56
Forfeited	(0.1)	11.77	(0.1)	13.44	—	—
Unvested as of December 31, 2018	0.6	$11.50	7.8	$14.63	0.7	$15.94

(1)	In November 2016, 1.8 million shares granted were liability classified.

Summary of Compensation Expense Related to RSUs
The following table summarizes the Company's compensation expense related to RSUs (in millions):

	Year Ended December 31,			Unrecognized at December 31, 2018
	2018	2017	2016
Time-Based RSUs	$43.8	$20.0	$18.2	$66.0
Co-Investment RSUs	0.6	1.5	2.2	0.5
Performance-Based RSUs	15.4	—	—	0.3
Equity classified compensation cost	$59.8	21.5	$20.4	$66.8
Liability classified compensation cost (1)	4.9	8.1	1.8	—
Total RSU stock-based compensation cost	64.7	$29.6	$22.2	$66.8
(1) In the third quarter of 2018, all liability classified awards were reclassified to equity, due to certain contingencies being lifted.

Summary of Expense Related to DPO
The following table summarizes the Company's expense related to the DPO for those who elected to receive their consideration in shares (in millions):

	Year Ended December 31,
	2018	2017	2016
Employees	$9.9	$9.5	$10.8
Non-employees	3.6	13.7	15.3
Total DPO expense	$13.5	$23.2	$26.1